Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		46 Months Ended		60 Months Ended	92 Months Ended		108 Months Ended		120 Months Ended
		Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2025		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	May 18, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Aug. 01, 2017	Mar. 31, 2017	Apr. 01, 2016	Mar. 31, 2016	Mar. 31, 2015
C000006957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(3.18%)				(0.33%)					1.17%
C000006957 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,239		$ 11,239		$ 11,239	$ 11,239		$ 11,239		$ 11,239	$ 11,114	$ 10,739	$ 11,017		$ 11,476	$ 10,938	$ 10,631	$ 10,160		$ 9,927		$ 9,934	$ 9,575
Average Annual Return, Percent		1.12%				0.54%					1.62%
C000006958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	(3.65%)				(0.57%)					0.86%
C000006958 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 10,894		10,894		$ 10,894	10,894		10,894		$ 10,894	10,865	10,565	10,931		11,472	11,006	10,776	10,376		10,214		10,297	10,000
Average Annual Return, Percent		0.27%				(0.20%)					0.86%
C000169758 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,557		11,557		$ 11,557	11,557		$ 11,557		$ 11,557	11,411	10,996	11,255		11,691	11,112	10,773	10,276		10,021	$ 10,000
Average Annual Return, Percent		1.28%				0.79%			1.62%	[2]
C000194226 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,329		11,329		$ 11,329	$ 11,329		$ 11,329		$ 11,329	11,179	10,765	11,012		11,430	10,857	10,517	10,025	$ 10,000
Average Annual Return, Percent		1.34%				0.85%	1.64%	[3]
C000006959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(2.29%)				0.16%					1.46%
C000006959 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,564		11,564		$ 11,564	$ 11,564		11,564		$ 11,564	11,332	10,854	11,178		11,680	10,986	10,762	10,267		9,978		9,963	9,575
Average Annual Return, Percent		2.04%				1.03%					1.90%
C000006960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[4]	(2.66%)				(0.09%)					1.14%
C000006960 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 11,204		11,204		$ 11,204	11,204		11,204		$ 11,204	11,062	10,674	11,088		11,675	11,052	10,908	10,484		10,266		10,328	10,000
Average Annual Return, Percent		1.28%				0.27%					1.14%
C000006961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[5]	0.40%				0.29%					1.15%
C000006961 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 11,214		11,214		$ 11,214	11,214		11,214		$ 11,214	11,061	10,673	11,087		11,673	11,050	10,907	10,492		10,275		10,337	10,000
Average Annual Return, Percent		1.38%				0.29%					1.15%
C000169759 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,874		11,874		$ 11,874	11,874		$ 11,874		$ 11,874	11,603	11,086	11,391		11,875	11,135	10,890	10,358		10,049	10,000
Average Annual Return, Percent		2.34%				1.29%			1.93%	[6]
C000194228 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,545		11,545		$ 11,545	$ 11,545		$ 11,545		$ 11,545	11,272	10,738	11,036		11,498	10,774	10,531	10,011	10,000
Average Annual Return, Percent		2.42%				1.39%	1.89%	[7]
C000006962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(2.68%)				0.22%					1.24%
C000006962 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,313		11,313		$ 11,313	$ 11,313		11,313		$ 11,313	11,131	10,783	10,954		11,400	10,712	10,548	10,120		9,894		9,908	9,575
Average Annual Return, Percent		1.64%				1.10%					1.68%
C000006963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[8]	(3.06%)				(0.04%)					0.92%
C000006963 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 10,964		10,964		$ 10,964	10,964		10,964		$ 10,964	10,869	10,617	10,865		11,393	10,785	10,691	10,334		10,188		10,271	10,000
Average Annual Return, Percent		0.88%				0.33%					0.92%
C000006964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[9]	(0.11%)				0.33%					0.92%
C000006964 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 10,961		10,961		$ 10,961	10,961		10,961		$ 10,961	10,865	10,613	10,862		11,390	10,783	10,689	10,333		10,188		10,271	10,000
Average Annual Return, Percent		0.88%				0.33%					0.92%
C000169760 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,683		11,683		$ 11,683	11,683		$ 11,683		$ 11,683	11,475	11,084	11,236		11,664	10,937	10,737	10,278		10,023	10,000
Average Annual Return, Percent		1.81%				1.33%			1.74%	[10]
C000194230 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,441		11,441		$ 11,441	$ 11,441		$ 11,441		$ 11,441	11,229	10,839	10,979		11,390	10,673	10,470	10,015	10,000
Average Annual Return, Percent		1.89%				1.40%	1.77%	[11]
C000006965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(2.01%)				0.26%					1.68%
C000006965 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,818		11,818		$ 11,818	$ 11,818		11,818		$ 11,818	11,547	11,210	11,476		11,866	11,172	10,849	10,360		10,030		9,973	9,575
Average Annual Return, Percent		2.34%				1.13%					2.13%
C000006966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[12]	(2.37%)				(0.00%)					1.36%
C000006966 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 11,444		11,444		$ 11,444	11,444		11,444		$ 11,444	11,265	11,017	11,362		11,835	11,238	10,995	10,577		10,307		10,326	10,000
Average Annual Return, Percent		1.59%				0.36%					1.36%
C000169761 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,953		11,953		$ 11,953	11,953		$ 11,953		$ 11,953	11,673	11,323	11,573		11,950	11,255	10,921	10,413		10,073	10,000
Average Annual Return, Percent		2.39%				1.21%			2.00%	[13]
C000194232 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,636		11,636		$ 11,636	$ 11,636		$ 11,636		$ 11,636	11,344	10,997	11,243		11,601	10,908	10,576	10,078	10,000
Average Annual Return, Percent		2.58%				1.30%	2.00%	[14]
C000006967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(2.90%)				(0.24%)					1.08%
C000006967 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,137		11,137		$ 11,137	$ 11,137		11,137		$ 11,137	10,983	10,635	10,881		11,353	10,794	10,537	10,094		9,857		9,912	9,575
Average Annual Return, Percent		1.41%				0.63%					1.52%
C000006968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[15]	(3.27%)				(0.47%)					0.78%
C000006968 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 10,805		10,805		$ 10,805	10,805		10,805		$ 10,805	10,735	10,472	10,786		11,348	10,859	10,689	10,307		10,141		10,275	10,000
Average Annual Return, Percent		0.66%				(0.10%)					0.78%
C000169762 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,501		11,501		$ 11,501	11,501		$ 11,501		$ 11,501	11,309	10,929	11,143		11,611	11,003	10,721	10,239		9,979	10,000
Average Annual Return, Percent		1.70%				0.89%			1.57%	[16]
C000194234 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,291		11,291		$ 11,291	$ 11,291		$ 11,291		$ 11,291	11,095	10,715	10,918		11,369	10,767	10,486	10,008	10,000
Average Annual Return, Percent		1.77%				0.95%	1.60%	[17]
C000006971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(3.01%)				(0.02%)					1.26%
C000006971 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,334		11,334		$ 11,334	$ 11,334		11,334		$ 11,334	11,189	10,864	11,082		11,510	10,865	10,629	10,155		9,943		9,954	9,575
Average Annual Return, Percent		1.29%				0.85%					1.70%
C000006972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[18]	(3.40%)				(0.27%)					0.93%
C000006972 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 10,975		10,975		$ 10,975	10,975		10,975		$ 10,975	10,916	10,679	10,973		11,484	10,921	10,764	10,370		10,230		10,309	10,000
Average Annual Return, Percent		0.53%				0.10%					0.93%
C000006973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[19]	(0.44%)				0.12%					0.94%
C000006973 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 10,983		10,983		$ 10,983	10,983		10,983		$ 10,983	10,924	10,686	10,981		11,491	10,918	10,772	10,368		10,229		10,318	10,000
Average Annual Return, Percent		0.54%				0.12%					0.94%
C000169764 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,649		11,649		$ 11,649	11,649		$ 11,649		$ 11,649	11,464	11,104	11,302		11,716	11,025	10,759	10,264		10,021	10,000
Average Annual Return, Percent		1.61%				1.11%			1.71%	[20]
C000194238 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,418		11,418		$ 11,418	$ 11,418		$ 11,418		$ 11,418	11,241	10,879	11,063		11,446	10,775	10,507	10,005	10,000
Average Annual Return, Percent		1.58%				1.17%	1.75%	[21]
C000006974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(2.77%)				(0.03%)					1.20%
C000006974 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,266		11,266		$ 11,266	$ 11,266		11,266		$ 11,266	11,095	10,763	10,992		11,320	10,801	10,512	10,100		9,887		9,885	9,575
Average Annual Return, Percent		1.54%				0.85%					1.64%
C000006975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[22]	(3.25%)				(0.29%)					0.88%
C000006975 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 10,915		10,915		$ 10,915	10,915		10,915		$ 10,915	10,841	10,595	10,892		11,302	10,874	10,662	10,312		10,172		10,256	10,000
Average Annual Return, Percent		0.68%				0.07%					0.88%
C000169765 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,657		11,657		$ 11,657	11,657		$ 11,657		$ 11,657	11,449	11,092	11,285		11,590	11,044	10,728	10,271		10,037	10,000
Average Annual Return, Percent		1.82%				1.09%			1.72%	[23]
C000194240 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,428		11,428		$ 11,428	$ 11,428		$ 11,428		$ 11,428	11,217	10,858	11,040		11,330	10,777	10,461	10,018	10,000
Average Annual Return, Percent		1.89%				1.18%	1.76%	[24]
C000006976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(3.08%)				0.05%					1.24%
C000006976 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,310		11,310		$ 11,310	$ 11,310		11,310		$ 11,310	11,173	10,872	11,064		11,432	10,800	10,560	10,082		9,872		9,897	9,575
Average Annual Return, Percent		1.22%				0.93%					1.68%
C000006977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[25]	(3.46%)				(0.19%)					0.92%
C000006977 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 10,962		10,962		$ 10,962	10,962		10,962		$ 10,962	10,911	10,696	10,965		11,415	10,864	10,702	10,294		10,145		10,258	10,000
Average Annual Return, Percent		0.46%				0.18%					0.92%
C000169766 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,517		11,517		$ 11,517	11,517		$ 11,517		$ 11,517	11,382	11,052	11,240		11,596	10,952	10,699	10,203		9,972	10,000
Average Annual Return, Percent		1.19%				1.01%			1.58%	[26]
C000194242 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,342		11,342		$ 11,342	$ 11,342		$ 11,342		$ 11,342	11,188	10,869	11,045		11,387	10,748	10,493	10,009	10,000
Average Annual Return, Percent		1.37%				1.08%	1.66%	[27]
C000006978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(2.91%)				0.34%					1.75%
C000006978 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,892		11,892		$ 11,892	$ 11,892		11,892		$ 11,892	11,727	11,223	11,549		12,009	11,197	11,004	10,460		10,109		10,076	9,575
Average Annual Return, Percent		1.40%				1.21%					2.19%
C000006979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[28]	(3.27%)				0.10%					1.43%
C000006979 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 11,524		11,524		$ 11,524	11,524		11,524		$ 11,524	11,449	11,038	11,444		11,988	11,262	11,150	10,678		10,398		10,443	10,000
Average Annual Return, Percent		0.65%				0.46%					1.43%
C000006980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[29]	(0.65%)				0.28%					1.26%
C000006980 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 11,336		11,336		$ 11,336	11,336		11,336		$ 11,336	11,298	10,910	11,307		11,881	11,180	11,086	10,632		10,369		10,427	10,000
Average Annual Return, Percent		0.33%				0.28%					1.26%
C000169767 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,878		11,878		$ 11,878	11,878		$ 11,878		$ 11,878	11,717	11,191	11,502		11,957	11,126	10,931	10,384		10,020	10,000
Average Annual Return, Percent		1.38%				1.32%			1.93%	[30]
C000194244 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,566		11,566		$ 11,566	$ 11,566		$ 11,566		$ 11,566	11,401	10,895	11,177		11,623	10,808	10,600	10,061	10,000
Average Annual Return, Percent		1.45%				1.37%	1.92%	[31]
C000006983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(3.09%)				(0.13%)					1.13%
C000006983 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,187		11,187		$ 11,187	$ 11,187		11,187		$ 11,187	11,053	10,698	10,897		11,360	10,780	10,551	10,096		9,883		9,889	9,575
Average Annual Return, Percent		1.21%				0.74%					1.57%
C000006984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[32]	(3.56%)				(0.39%)					0.81%
C000006984 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 10,841		10,841		$ 10,841	10,841		10,841		$ 10,841	10,802	10,533	10,797		11,350	10,850	10,696	10,311		10,169		10,250	10,000
Average Annual Return, Percent		0.37%				(0.02%)					0.81%
C000169768 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,548		11,548		$ 11,548	11,548		$ 11,548		$ 11,548	11,402	10,992	11,169		11,623	10,999	10,742	10,260		10,019	10,000
Average Annual Return, Percent		1.28%				0.98%			1.61%	[33]
C000194246 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,304		11,304		$ 11,304	$ 11,304		$ 11,304		$ 11,304	11,141	10,748	10,914		11,341	10,727	10,471	9,995	10,000
Average Annual Return, Percent		1.46%				1.05%	1.61%	[34]
C000006985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(2.82%)				0.29%					1.33%
C000006985 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,410		11,410		$ 11,410	$ 11,410		11,410		$ 11,410	11,243	10,847	11,075		11,470	10,769	10,603	10,150		9,913		9,871	9,575
Average Annual Return, Percent		1.49%				1.16%					1.77%
C000006986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[35]	(3.20%)				0.02%					1.01%
C000006986 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 11,057		11,057		$ 11,057	11,057		11,057		$ 11,057	10,976	10,680	10,985		11,463	10,843	10,745	10,374		10,209		10,232	10,000
Average Annual Return, Percent		0.74%				0.39%					1.01%
C000169769 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,817		11,817		$ 11,817	11,817		$ 11,817		$ 11,817	11,609	11,193	11,396		11,768	11,021	10,818	10,342		10,078	10,000
Average Annual Return, Percent		1.79%				1.40%			1.87%	[36]
C000194249 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,531		11,531		$ 11,531	$ 11,531		$ 11,531		$ 11,531	11,321	10,896	11,084		11,439	10,707	10,504	10,035	10,000
Average Annual Return, Percent		1.86%				1.49%	1.88%	[37]
C000006987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(2.93%)				0.08%					1.29%
C000006987 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,371		11,371		$ 11,371	$ 11,371		11,371		$ 11,371	11,216	10,839	11,073		11,513	10,846	10,674	10,191		9,933		9,937	9,575
Average Annual Return, Percent		1.38%				0.95%					1.73%
C000006988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[38]	(3.39%)				(0.18%)					0.96%
C000006988 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 11,004		11,004		$ 11,004	11,004		11,004		$ 11,004	10,945	10,646	10,965		11,487	10,902	10,811	10,401		10,216		10,298	10,000
Average Annual Return, Percent		0.54%				0.19%					0.96%
C000169770 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,686		11,686		$ 11,686	11,686		$ 11,686		$ 11,686	11,514	11,093	11,306		11,726	11,019	10,818	10,308		10,030	10,000
Average Annual Return, Percent		1.50%				1.18%			1.75%	[39]
C000194250 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,439		11,439		$ 11,439	$ 11,439		$ 11,439		$ 11,439	11,248	10,829	11,029		11,441	10,744	10,541	10,026	10,000
Average Annual Return, Percent		1.70%				1.26%	1.77%	[40]
C000006989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(3.08%)				(0.33%)					1.06%
C000006989 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,115		11,115		$ 11,115	$ 11,115		11,115		$ 11,115	10,980	10,721	10,932		11,381	10,819	10,524	10,074		9,870		9,919	9,575
Average Annual Return, Percent		1.22%				0.54%					1.50%
C000006990 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[41]	(3.36%)				(0.47%)					0.84%
C000006990 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 10,875		10,875		$ 10,875	10,875		10,875		$ 10,875	10,814	10,614	10,918		11,439	10,933	10,704	10,313		10,171		10,290	10,000
Average Annual Return, Percent		0.57%				(0.11%)					0.84%
C000169771 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 11,297		11,297		$ 11,297	11,297		$ 11,297		$ 11,297	11,163	10,876	11,080		11,537	10,945	10,648	10,173		9,958	10,000
Average Annual Return, Percent		1.21%				0.64%			1.36%	[42]
C000194252 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,113		11,113		$ 11,113	$ 11,113		$ 11,113		$ 11,113	10,974	10,686	10,880		11,322	10,734	10,437	9,964	10,000
Average Annual Return, Percent		1.26%				0.70%	1.39%	[43]
C000006991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(1.83%)				0.63%					1.81%
C000006991 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,965		11,965		$ 11,965	$ 11,965		11,965		$ 11,965	11,671	11,197	11,446		11,925	11,100	10,895	10,363		10,027		9,968	9,575
Average Annual Return, Percent		2.52%				1.51%					2.25%
C000042676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A1 with initial sales charge (4.25%)
Average Annual Return, Percent		(1.58%)				0.89%					2.08%
C000042676 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A1 without sales charge
Account Value		$ 12,286		12,286		$ 12,286	12,286		12,286		$ 12,286	11,953	11,425	11,664		12,119	11,253	11,017	10,453		10,089		10,003	9,575
Average Annual Return, Percent		2.79%				1.77%					2.52%
C000006992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[44]	(2.31%)				0.40%					1.50%
C000006992 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 11,602		11,602		$ 11,602	11,602		11,602		$ 11,602	11,414	11,019	11,361		11,910	11,169	11,044	10,595		10,328		10,332	10,000
Average Annual Return, Percent		1.65%				0.76%					1.50%
C000042677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B1 with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[45]	(2.06%)				0.65%					1.74%
C000042677 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B1 without sales charge
Account Value		$ 11,885		11,885		$ 11,885	11,885		11,885		$ 11,885	11,664	11,233	11,553		12,083	11,303	11,149	10,669		10,375		10,355	10,000
Average Annual Return, Percent		1.90%				1.01%					1.74%
C000006993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[46]	0.78%				0.76%					1.49%
C000006993 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 11,599		11,599		$ 11,599	11,599		11,599		$ 11,599	11,397	11,017	11,344		11,905	11,165	11,041	10,580		10,315		10,331	10,000
Average Annual Return, Percent		1.77%				0.76%					1.49%
C000105400 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 12,808		12,808		$ 12,808	12,808		12,808		$ 12,808	12,462	11,927	12,177		12,641	11,737	11,491	10,916		10,524		10,436	10,000
Average Annual Return, Percent		2.78%				1.76%					2.51%
C000194254 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 11,894		$ 11,894		$ 11,894	$ 11,894		11,894		$ 11,894	11,565	11,060	11,272		11,706	10,861	10,626	10,075	10,000
Average Annual Return, Percent		2.85%				1.83%	2.29%	[47]
C000227170 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		(2.03%)		(0.79%)	[48]
C000227170 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 9,696		$ 9,696		$ 9,696	$ 9,696		9,696		9,696	9,476	9,128	9,132	$ 9,575
Average Annual Return, Percent		2.32%		0.33%	[48]
C000227169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[49]	0.68%		(0.42%)	[50]
C000227169 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 9,840		$ 9,840		9,840	9,840		9,840		9,840	9,678	9,402	9,468	10,000
Average Annual Return, Percent		1.67%		(0.42%)	[50]
C000227171 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 10,222		$ 10,222		10,222	10,222		10,222		10,222	9,956	9,576	9,547	10,000
Average Annual Return, Percent		2.68%		0.57%	[51]
C000227172 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 10,234		$ 10,234		10,234	10,234		10,234		10,234	9,972	9,575	9,551	10,000
Average Annual Return, Percent		2.63%		0.60%	[52]
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 9,909		$ 9,909		$ 9,909	$ 9,909		$ 9,909		$ 9,909	9,789	9,493	9,468	10,000	12,344	11,700	11,266	10,691	$ 10,000	10,414	$ 10,000	$ 10,398	$ 10,000
Average Annual Return, Percent		1.22%	[53],[54]	(0.24%)	[48],[53],[54]	1.07% [55]	1.87%	[47],[56]	1.92%	[26],[57]	2.13% [55]
Bloomberg Municipal Bond C000006957 Index [Member]
Account Value [Line Items]
Account Value		$ 12,341		$ 12,341		$ 12,341	$ 12,341		$ 12,341		$ 12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000169758 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		10,015
Bloomberg Municipal Bond C000006958 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000194226 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000006961 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006960 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000169759 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		10,015
Bloomberg Municipal Bond C000194228 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000006959 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006963 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006964 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000169760 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		10,015
Bloomberg Municipal Bond C000006962 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000194230 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000006965 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000169761 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		10,015
Bloomberg Municipal Bond C000194232 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000006966 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006968 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000169762 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		10,015
Bloomberg Municipal Bond C000006967 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000194234 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000194238 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000169764 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		10,015
Bloomberg Municipal Bond C000006971 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006972 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006973 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006975 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000169765 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		10,015
Bloomberg Municipal Bond C000194240 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000006974 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006977 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000169766 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		10,015
Bloomberg Municipal Bond C000006976 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000194242 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000006979 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006980 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006978 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000194244 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000169767 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		10,015
Bloomberg Municipal Bond C000169768 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		10,015
Bloomberg Municipal Bond C000194246 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000006983 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006984 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000169769 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		10,015
Bloomberg Municipal Bond C000006985 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000194249 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000006986 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000194250 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000006988 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006987 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000169770 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		10,015
Bloomberg Municipal Bond C000006989 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006990 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000169771 Index [Member]
Account Value [Line Items]
Account Value		11,869		11,869		11,869	11,869		11,869		11,869	11,726	11,371	11,342		11,872	11,252	10,835	10,282		$ 10,015
Bloomberg Municipal Bond C000194252 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		11,533	10,931	10,526	9,988
Bloomberg Municipal Bond C000006993 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000105400 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000194254 Index [Member]
Account Value [Line Items]
Account Value		11,530		11,530		11,530	11,530		11,530		11,530	11,391	11,046	11,018		$ 11,533	$ 10,931	$ 10,526	$ 9,988
Bloomberg Municipal Bond C000006991 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000006992 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000042676 Index [Member]
Account Value [Line Items]
Account Value		12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal Bond C000042677 Index [Member]
Account Value [Line Items]
Account Value		$ 12,341		12,341		12,341	12,341		12,341		12,341	12,193	11,823	11,793
Bloomberg Municipal 1 15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-15 Year Index
Account Value		$ 10,081		$ 10,081		$ 10,081	$ 10,081		$ 10,081		$ 10,081	$ 9,926	$ 9,672	$ 9,519	$ 10,000
Average Annual Return, Percent	[53],[54]	1.57%		0.21%	[48]

[1]	Assuming redemption at the end of the applicable period.
[2]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[3]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[7]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[8]	Assuming redemption at the end of the applicable period.
[9]	Assuming redemption at the end of the applicable period.
[10]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[11]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[12]	Assuming redemption at the end of the applicable period.
[13]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[14]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[15]	Assuming redemption at the end of the applicable period.
[16]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[17]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[18]	Assuming redemption at the end of the applicable period.
[19]	Assuming redemption at the end of the applicable period.
[20]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[21]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[22]	Assuming redemption at the end of the applicable period.
[23]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[24]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[25]	Assuming redemption at the end of the applicable period.
[26]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[27]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[28]	Assuming redemption at the end of the applicable period.
[29]	Assuming redemption at the end of the applicable period.
[30]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[31]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[32]	Assuming redemption at the end of the applicable period.
[33]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[34]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[35]	Assuming redemption at the end of the applicable period.
[36]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[37]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[38]	Assuming redemption at the end of the applicable period.
[39]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[40]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[41]	Assuming redemption at the end of the applicable period.
[42]	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
[43]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[44]	Assuming redemption at the end of the applicable period.
[45]	Assuming redemption at the end of the applicable period.
[46]	Assuming redemption at the end of the applicable period.
[47]	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
[48]	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2025.
[49]	Assuming redemption at the end of the applicable period.
[50]	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2025.
[51]	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2025.
[52]	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2025.
[53]	Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg Municipal 1-15 Year Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Municipal 1-15 Year Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[54]	Source: FactSet Research Systems Inc.
[55]	Source: FactSet Research Systems Inc.
[56]	Source: FactSet Research Systems Inc.
[57]	Source: FactSet Research Systems Inc.